EQUITY	12 Months Ended
Dec. 31, 2012
EQUITY [Abstract]
EQUITY
NOTE 16:-        EQUITY

a.	Share capital:

1.	Ordinary shares confer upon their holders voting rights, the right to receive dividends and the right to share in equity upon liquidation of the Company.

2.
Certain of the Company's officers, directors and major shareholders that hold ordinary shares have the right to require the Company, on not more than one occasion, to file a registration statement on the appropriate form under the Securities Act in order to register the resale of their ordinary shares.

b.	Syneron's option plan:

In 2004, Syneron adopted the 2004 Israel Stock Option Plan (for Israeli residents) and the 2004 Incentive Stock Option Plan (for the United States, Canada and the rest of the world) (collectively the 2004 Plans). The number of options approved under the 2004 Plans was 2,000,000 options, increasing annually according to the evergreen provision included in each of the 2004 Plans. The evergreen provision calls for the annual increase by the lesser of 2,000,000 options or 3% of the share capital, provided however that the Board of Directors may at its sole discretion decrease, at any given year, the increase of the number of options to whatever number it sees fit.

As of December 31, 2012, options to purchase 3,929,934 ordinary shares were available for grant under the 2004 Plans.

Under the 2004 Plans, options are granted to employees, officers, directors and consultants at an exercise price equal to at least the fair market value at the date of grant and are granted for periods not to exceed seven years. Options granted under the 2004 Plans generally vest over a period of three to four years of employment. Any options that are cancelled or forfeited before expiration become available for future grants. In addition to granting stock options, the Company started to routinely grant Restricted Stock Units (RSUs) under the 2004 Plans. RSUs usually vest over a period of employment of up to four years. Upon vesting, the RSU beneficiary is entitled to receive a share per one RSU for no consideration ($0.01 per share). RSUs that are cancelled or forfeited become available for future grants.

c.
Candela's option plan:

As of December 31, 2012, there were 591,489 outstanding options and stock appreciation rights (SARs), granted under Candela Awards. Each option or SAR granted under this plan expires on the date specified by the compensation committee of Candela, but not more than 10 years from the date of grant.

SARs provide the holder the right to receive an amount, payable in stock, cash or in any combination of these, as specified by a Committee established by the Board of Directors, equal to the excess of the market value of Candela's common shares on the date of exercise over the grant price at the time of the grant. No SARs or options were granted during 2012 from Candela option plan.

d.         Syneron Beauty option plan:

On June 17, 2011, the Board of Directors of Syneron Beauty adopted the 2011 Equity Incentive Plan pursuant to which employees, directors, and consultants may receive stock options exercisable into either shares of Syneron Beauty or shares of the Company, if certain conditions are met.  The terms of the options granted under the plan, including vesting provisions, shall be determined by the administrator of the plan.  The exercise price of each option shall generally be the fair market value of Syneron Beauty on the date of the grant as determined by an independent valuation.  All options shall expire 10 years from the date of grant.   In addition, holders of Syneron Beauty options may elect to receive, upon exercise of the options, shares of the Company rather than shares of Syneron Beauty, subject to the approval of the administrator of the Plan, so long as there has been no initial public offering of Syneron Beauty and so long as Syneron Beauty remains wholly-owned by the Company (except for any underlying shares granted or to be issued upon exercise of options granted in accordance with the Plan). The election may be made for all or a portion of the options which have vested and are exercisable on the date of the election.  Upon such election, the number of shares of the Company to be issued will be calculated based on the then-current fair market value of the underlying shares of Syneron Beauty subject to election (minus the applicable exercise price) divided by the average of the closing price of the Company's shares during the 30 trading days immediately preceding the date of such election.  In addition, the administrator of the Plan shall not approve any election to receive shares of the Company unless the Company's shares are listed on an established stock exchange or national market system.  As of December 31, 2012, there were 13,100 options granted under the plan and no shares available or reserved for future issuance under the plan.

e.         Light Instruments Ltd. option plan:

January 2, 2012, the Board of Directors of Light Instruments Ltd. adopted the 2011 Share Option Plan pursuant to which employees ; officers, directors, and consultants may receive stock options exercisable into either shares of Light Instruments Ltd. or shares of the Company, if certain conditions are met.  The terms of the options granted under the plan, including the exercise price and vesting provisions, shall be determined by the administrator of the plan.  All options shall expire 10 years from the date of grant.   In addition, holders of Light Instruments options may elect to receive, upon exercise of the options, shares of the Company rather than shares of Light Instruments, subject to the approval of the administrator of the Plan, so long as there has been no initial public offering of Light Instruments and so long as Light Instruments remains wholly-owned by the Company (except for any underlying shares granted or to be issued upon exercise of options granted in accordance with the Plan).  The election may be made for all or a portion of the options which have vested and are exercisable on the date of the election.  Upon such election, the number of shares of the Company to be issued will be calculated based on the then-current fair market value of the underlying shares of Light Instruments subject to election (minus the applicable exercise price), as determined in good faith by the plan administrator, divided by the average of the closing price of the Company's shares during the 30 trading days immediately preceding the date of such election.  In addition, the administrator of the Plan shall not approve any election to receive shares of the Company unless the Company's shares are listed on an established stock exchange or national market system.  As of December 31, 2012, there were 162,637 options granted under the plan and 248,060 shares available or reserved for future issuance under the plan.

f.
The following is a summary of activities relating to the Company's stock options and SAR's (excluding Syneron Beauty and Light Instruments options) granted to employees and directors among the Company's various plans during the year ended December 31, 2012:

			Aggregate
		Weighted	intrinsic
	Number of options	average exercise price	value (in thousands)

Outstanding at beginning of year	3,467,464	$13.35	-

Granted	1,602,502	$10.08	-

Exercised	(261,309)	$7.79	-

Forfeited	(441,760)	$11.74	-

Outstanding at end of year	4,366,897	$12.65	$1,674

Exercisable options at end of year	2,282,678	$14.71	$1,583

Vested and expected to vest	4,149,087	$12.76	$1,650

The intrinsic value of exercisable options (the difference between the Company's closing share price on the last trading day in fiscal 2011 and the average exercise price of in-the-money options, multiplied by the number of in-the-money options) included below represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amounts changes based on the fair market value of the Company's ordinary shares.

The following table summarizes the RSUs activity for the year ended December 31, 2012:

		Fair
	Number	value at
	of RSUs	grant date

Non-vested at January 1, 2012	29,558	$9.53
Granted	25,000	$11.15
Vested	(43,891)	$10.63
Forfeited	(395)	$10.39

Non-vested at December 31	10,272	$10.71

The fair value of non-vested RSUs is determined based on the closing trading price of the Company's shares on the grant date. The weighted-average grant-date fair value of RSUs granted during the years 2012, 2011 and 2010, was $11.15, and, $9.16, and $10.27, respectively.

The total fair value of RSU's vested during the year ended December 31, 2012 was $466.

Aggregate intrinsic value, at the date of exercise, of options, SAR's and RSU's that were exercised during the years ended on December 31, 2012, 2011 and 2010 was $901, $4,001 and $2,049, respectively.

The options and SAR's outstanding as of December 31, 2012, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price

$1.41	88,441	6.03	$1.41	88,441	6.03	$1.41
$4.81	47,534	6.42	$4.81	47,534	6.42	$4.81
$7.25-11.31	3,035,302	5.36	$9.48	1,302,807	4.24	$8.91
$12.09-14.74	665,895	5.43	$13.19	314,171	5.30	$13.66
$16.05-52.67	529,725	1.70	$32.69	529,725	1.70	$32.69

$1.41-52.67	4,366,897	4.95	$12.65	2,282,678	3.91	$14.71

The weighted average fair values of options granted (including those granted to non-employees but excluding RSUs) during the years ended December 31, 2012, 2011 and 2010 were:

	Year ended December 31,
	2012	2011	2010

Weighted average exercise prices	$10.08	$11.09	$10.51

Weighted average fair value on grant date	$3.94	$4.97	$5.40

The weighted average estimated fair value of employee stock options granted during the years ended December 31, 2012, 2011 and 2010 was calculated using the binomial model with the following weighted-average assumptions:

	Year ended December 31,
	2012	2011	2010

Volatility	42%	52%	57%
Risk-free interest rate	0.75%	2.07%	2.76%
Dividend yield	0%	0%	0%
Post-vesting cancellation rate *)	9.5%	7%	7%
Suboptimal exercise factor **)	2.0	2.5	2.8
Expected life (in years)	4.84	5.53	5.30

*)	The post-vest cancellation rate was calculated on a monthly basis and is presented on an annual basis.
**)	The ratio of the stock price to strike price at the time of exercise of the option.

Volatility is based on the historical volatility of the Company ordinary share, for a period equal to the stock options excepted life.

The risk-free interest rate assumption is based on observed interest rates appropriate for the term of the Company's employee stock options.

The Company is required to assume a dividend yield as an input in the binomial model. The dividend yield assumption is based on the Company's historical and expectation of future dividend payouts and may be subject to substantial change in the future.

The expected life of employee stock options represents the weighted average period the stock options are expected to remain outstanding and is a derived output of the binomial model. The expected life of employee stock options is impacted by all of the underlying assumptions used in the Company's model.

The binomial model assumes that employees' exercise behavior is a function of the option's remaining contractual life and the extent to which the option is in-the-money (i.e., the average stock price during the period is above the strike price of the stock option). The binomial model estimates the probability of exercise as a function of these two variables based on the history of exercises and factors in also the post-vesting termination rate of employees, as termination triggers the truncation of employee awards shortly thereafter.

As equity-based compensation expense recognized in the consolidated statement of operations is based on awards ultimately expected to vest, it should be reduced for estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The total equity-based compensation expense recognized for the years ended December 31, 2012, 2011 and 2010, was comprised as follows:

	Year ended December 31,
	2012	2011	2010

Cost of revenues	$205	$40	$28
Research and development	616	726	808
Sales and marketing	1,257	1,058	809
General and administrative	2,656	1,576	1,551

Total equity-based compensation expense before taxes	$4,734	$3,400	$3,196

As of December 31, 2012, there was $7,109 of total unrecognized stock-based compensation cost related to non-vested stock-based compensation granted under the Company's stock option plans. That cost is expected to be recognized over a weighted average period of 1.32 years.

f.	Dividends:

The Company has never paid cash dividends to shareholders. The Company intends to retain future earnings for use in its business and does not anticipate paying cash dividends on its shares in the foreseeable future. Any future dividend policy will be determined by the Board of Directors and will be based upon conditions then existing, including results of operations, financial condition, current and anticipated cash needs, contractual restrictions, potential tax implication and other conditions as the Board of Directors may deem relevant. In the event that cash dividends are declared in the future, such dividends will be paid in U.S. dollars subject to any statutory limitations.